General and Administrative Expenses (Tables)	12 Months Ended
Mar. 31, 2025
General And Administrative Expenses
Schedule of General and Administrative Expenses

	For the years ended March 31,
	2025	2024	2023
	USD	USD	USD
Bank charges	18,605	20,260	23,043
Debt collection fee	7,935	73,077	-
Depreciation	48,791	4,066	-
Entertainment	50,550	81,038	51,325
Expected credit loss allowance	836,720	30,075	71,386
IPO-related readiness costs	2,027,176	545,414	-
Motor vehicle expenses	29,342	51,286	76,634
Professional fees	201,959	4,361	-
Short-term lease expenses	51,538	37,179	33,333
Site administrative expenses	114,586	287,217	88,652
Staff costs	397,560	515,774	395,844
Staff Welfare	41,799	15,093	86,413
Others	222,165	181,913	28,967

Total	4,048,726	1,846,753	855,597